Summary of Significant Accounting Policies (Details) - Schedule of the Class A ordinary shares reflected in the balance sheets are reconciled (Parentheticals)	Mar. 31, 2022 shares
Schedule of the Class A ordinary shares reflected in the balance sheets are reconciled [Abstract]
Redemption of shares	6,326,758